Income Taxes - Schedule of Unrecognized Tax Losses, Deductible Temporary Differences, and Tax Credits (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Unrecognized Tax Losses Deductible Temporary Differences And Tax Credits [Abstract]
Non-capital losses	$ 114,700	$ 90,200
Mineral properties, plant and equipment, exploration and evaluation	328	114
Share issuance costs	4,422	3,657
Unrecognized tax losses, deductible temporary differences, and tax credits	$ 119,450	$ 93,971